Earnings Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Basic And Diluted [Abstract]
Net income attributed to AMPNI shareholders	$ 35,880	$ 17,590	$ 27,063
Less: Dividends declared and undistributed earnings allocated to unvested shares	(1,392)	(627)	(739)
Basic income available to common stockholders	$ 34,488	$ 16,963	$ 26,324
Basic weighted average number of common shares outstanding	47,271,582	46,271,716	45,677,249
Diluted weighted average number of common shares outstanding	47,271,582	46,271,716	45,677,249
Basic earnings per common share	$ 0.73	$ 0.37	$ 0.58
Diluted earnings per common share	$ 0.73	$ 0.37	$ 0.58